Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000230762 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class K
Trading Symbol	FORKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class K/FORKX)	$64	0.65%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending 06/30/2025, the Abraham Fortress Fund had negative performance of -2.07% in FORKX.
The primary market risks we saw were 1) The ongoing US tariff situation, 2) The growing deficit and stagflation risks, and 3) Wars abroad, especially the conflicts in Russia and the Middle East. The most notable portfolio adjustment occurred at the beginning of April 2025, when the Fund reduced exposure to Equities from approximately 50% to 40% due to increased market volatility[1] (measured in standard deviation2). Shortly afterwards, we temporarily decreased our 20% Fixed Income position to 0% as confidence in US debt wavered. In mid-June, we returned our Fixed Income exposure to 20%. By the end of June, we increased Equity back to approximately 52%. The Fund maintained its higher exposure to US utility stocks.
The Fund allocated 70% of its Equity position to US individual stocks and S&P 500 futures contracts. The remaining 30% went to EAFE futures contracts to give us exposure to non-US equities. Global market exposure was particularly useful when US markets floundered at the beginning of 2025. Fixed Income consisted of US Treasury Notes with an approximate duration of 8 years. Diversifying Strategies included eight external funds that generally invest in global futures markets. We continue to access these funds through a total return swap agreement with Deutsche Bank. The Fund’s swap position is collateralized with US Treasury Bills. Additionally, Diversifying Strategies included a long position in gold futures, which ranged from approximately 10% to 22.5% long notional exposure during the last six months. The 22.5% was above the normal allocation range of 0% to 15% Gold for approximately three weeks, but the portfolio managers felt the exposure was important due to unique market conditions in April when investors fled to gold instead of US treasuries. That investor behavior was highly unusual and seems to have subsided over the last month. As of the end of June, the Fund had 15% long notional exposure to Gold using gold futures.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1 – The Fund’s Gold position, which is included in the Diversifying Strategies, continued to be a profitable investment, particularly as faith in the US treasury market came under fire in the second quarter of 2025. It returned approximately +3.40% for the fiscal year.
Contributor #2 – Fixed Income returned approximately +3.10% for the fiscal year.
Contributor #3 – The Fund’s Equity position returned approximately +2.97% for the fiscal year.
TOP PERFORMANCE DETRACTORS
Detractor #1 – The external funds in the Diversifying Strategies were the biggest negative performers. As a whole, Diversifying Strategies returned approximately -8.13% during the fiscal year as of 06/30/2025. Market uncertainty grew as the Trump administration implemented higher tariffs. Companies and investors grappled with market choppiness as policies shifted throughout Q2 of 2025. Choppy markets can be challenging for investment strategies like the trend following and global macro strategies in the Fund, and these strategies may rely on directionality and sustained price disruption. Historically, these investment strategies can struggle at the beginning of market downturns before they adjust to market conditions and find their footing. It’s common to hear people describe these asset classes as “not first responders.” As a result, we remain confident in this piece of our portfolio and its ability to provide value in the long term, particularly with the role it plays in diversifying our portfolio and helping moderate the portfolio’s volatility.
Detractor #2 – The Fund has lower stock exposure compared to our 70/30[3] benchmark and many of our competitors. Thus, the explosive positive returns in the equity market after its downturn post-Liberation Day naturally puts us at a disadvantage and is expected. However, with our lower equity exposure, we aim to moderate volatility and better manage risk in order to create a smoother return stream compared to a high-stock or pure-stock strategy.
Today, the Fund’s portfolio includes approximately:
1.     52% Stock exposure, which is invested directly into stocks or through stock index futures collateralized with T-bills
2.     20% Fixed Income exposure, with an approximate 8-year duration
3.     23% Diversifying Strategies invested in T-bills to collateralize our positions in either futures or the DB swap that gives us access to the external funds. Our futures trades include a 15% notional long allocation to gold. The notional exposure in the Diversifying Strategies typically ranges between 50-70%.
As a reminder, the Fund’s portfolio includes some leverage, which is why the portfolio’s total notional exposure is more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills. Since T-bills are used to collateralize these other positions, our quarterly holdings report shows the majority of our cash invested in T-bills. It is important to note that the futures, swaps, and T-bills all work together to give the Fund exposure in various stock markets and diversifying strategies.
[1] Volatility is the measure of how much an investment fluctuates. In this instance, it is measured by standard deviation.
[2] Standard deviation is defined as a statistical measure of the dispersion of returns for a given security or market index.
[3] 70/30 Stock/Bond Portfolio uses 70% MSCI ACWI Index (a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets) and 30% US Aggregate Bond Index (the Bloomberg US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade USD-denominated fixed-rate taxable bond market), and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.
FORKX Volatility Comparisons – reflects Class K Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
(06/30/24 - 06/30/2025)	10.47%	10.80%	15.13%	5.17%
(07/26/2018 - 06/30/2025)	8.32%	12.42%	16.43%	5.77%

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Abraham Fortress Fund (Class K/FORKX)	-2.07%	5.80%	5.87%
70/30 Blended Index	13.15%	9.31%	7.97%
MSCI ACWI Index	16.17%	13.65%	10.36%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.81%
[1]
Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

Performance Inception Date	Jul. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Net Assets	$ 75,317,508
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 93,632
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$75,317,508
Total number of portfolio holdings	228
Total advisory fees paid (net)	$93,632
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 4.115%, 9/25/2025	25.2%
United States Treasury Bill, 4.069%, 7/24/2025	18.1%
United States Treasury Bill, 4.096%, 10/23/2025	15.3%
United States Treasury Note, 4.500%, 11/15/2033	5.1%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.375%, 5/15/2034	5.0%
NVIDIA Corp.	2.1%
Microsoft Corp.	2.0%
Apple, Inc.	1.8%
Asset Allocation
U.S. Treasury Bills	61.0%
Common Stocks	30.0%
U.S. Treasury Notes	20.1%
Short-Term Investments	0.0%
Liabilities in Excess of Other Assets	(11.1)%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 4.115%, 9/25/2025	25.2%
United States Treasury Bill, 4.069%, 7/24/2025	18.1%
United States Treasury Bill, 4.096%, 10/23/2025	15.3%
United States Treasury Note, 4.500%, 11/15/2033	5.1%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.375%, 5/15/2034	5.0%
NVIDIA Corp.	2.1%
Microsoft Corp.	2.0%
Apple, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000230760 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class I
Trading Symbol	FORTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class I/FORTX)	$73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ending 06/30/2025, the Abraham Fortress Fund had negative performance of -2.15% in FORTX.
The primary market risks we saw were 1) The ongoing US tariff situation, 2) The growing deficit and stagflation risks, and 3) Wars abroad, especially the conflicts in Russia and the Middle East. The most notable portfolio adjustment occurred at the beginning of April 2025, when the Fund reduced exposure to Equities from approximately 50% to 40% due to increased market volatility[1] (measured in standard deviation2). Shortly afterwards, we temporarily decreased our 20% Fixed Income position to 0% as confidence in US debt wavered. In mid-June, we returned our Fixed Income exposure to 20%. By the end of June, we increased Equity back to approximately 52%. The Fund maintained its higher exposure to US utility stocks.
The Fund allocated 70% of its Equity position to US individual stocks and S&P 500 futures contracts. The remaining 30% went to EAFE futures contracts to give us exposure to non-US equities. Global market exposure was particularly useful when US markets floundered at the beginning of 2025. Fixed Income consisted of US Treasury Notes with an approximate duration of 8 years. Diversifying Strategies included eight external funds that generally invest in global futures markets. We continue to access these funds through a total return swap agreement with Deutsche Bank. The Fund’s swap position is collateralized with US Treasury Bills. Additionally, Diversifying Strategies included a long position in gold futures, which ranged from approximately 10% to 22.5% long notional exposure during the last six months. The 22.5% was above the normal allocation range of 0% to 15% Gold for approximately three weeks, but the portfolio managers felt the exposure was important due to unique market conditions in April when investors fled to gold instead of US treasuries. That investor behavior was highly unusual and seems to have subsided over the last month. As of the end of June, the Fund had 15% long notional exposure to Gold using gold futures.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1 – The Fund’s Gold position, which is included in the Diversifying Strategies, continued to be a profitable investment, particularly as faith in the US treasury market came under fire in the second quarter of 2025. It returned approximately +3.40% for the fiscal year.
Contributor #2 – Fixed Income returned approximately +3.10% for the fiscal year.
Contributor #3 – The Fund’s Equity position returned approximately +2.97% for the fiscal year.
TOP PERFORMANCE DETRACTORS
Detractor #1 – The external funds in the Diversifying Strategies were the biggest negative performers. As a whole, Diversifying Strategies returned approximately -8.13% during the fiscal year as of 06/30/2025. Market uncertainty grew as the Trump administration implemented higher tariffs. Companies and investors grappled with market choppiness as policies shifted throughout Q2 of 2025. Choppy markets can be challenging for investment strategies like the trend following and global macro strategies in the Fund, and these strategies may rely on directionality and sustained price disruption. Historically, these investment strategies can struggle at the beginning of market downturns before they adjust to market conditions and find their footing. It’s common to hear people describe these asset classes as “not first responders.” As a result, we remain confident in this piece of our portfolio and its ability to provide value in the long term, particularly with the role it plays in diversifying our portfolio and helping moderate the portfolio’s volatility.
Detractor #2 – The Fund has lower stock exposure compared to our 70/30[3] benchmark and many of our competitors. Thus, the explosive positive returns in the equity market after its downturn post-Liberation Day naturally puts us at a disadvantage and is expected. However, with our lower equity exposure, we aim to moderate volatility and better manage risk in order to create a smoother return stream compared to a high-stock or pure-stock strategy.
Today, the Fund’s portfolio includes approximately:
1.       52% Stock exposure, which is invested directly into stocks or through stock index futures collateralized with T-bills
2.       20% Fixed Income exposure, with an approximate 8-year duration
3.       23% Diversifying Strategies invested in T-bills to collateralize our positions in either futures or the DB swap that gives us access to the external funds. Our futures trades include a 15% notional long allocation to gold. The notional exposure in the Diversifying Strategies typically ranges between 50-70%.
As a reminder, the Fund’s portfolio includes some leverage, which is why the portfolio’s total notional exposure is more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills. Since T-bills are used to collateralize these other positions, our quarterly holdings report shows the majority of our cash invested in T-bills. It is important to note that the futures, swaps, and T-bills all work together to give the Fund exposure in various stock markets and diversifying strategies.
[1] Volatility is the measure of how much an investment fluctuates. In this instance, it is measured by standard deviation.
[2] Standard deviation is defined as a statistical measure of the dispersion of returns for a given security or market index.
[3] 70/30 Stock/Bond Portfolio uses 70% MSCI ACWI Index (a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets) and 30% US Aggregate Bond Index (the Bloomberg US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade USD-denominated fixed-rate taxable bond market), and its statistics used in the tables above reflect no deductions for fees, expenses, or taxes.
FORTX Volatility Comparisons – reflects Class I Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
(06/30/24 - 06/30/2025)	10.55%	10.80%	15.13%	5.17%
(07/26/2018 - 06/30/2025)	8.31%	12.42%	16.43%	5.77%

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years[1]	Since Inception[1]
Abraham Fortress Fund (Class I/FORTX)	-2.15%	5.70%	5.77%
70/30 Blended Index	13.15%	9.31%	7.97%
MSCI ACWI Index	16.17%	13.65%	10.36%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.81%
[1]
Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

Performance Inception Date	Jul. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Net Assets	$ 75,317,508
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 93,632
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$75,317,508
Total number of portfolio holdings	228
Total advisory fees paid (net)	$93,632
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 4.115%, 9/25/2025	25.2%
United States Treasury Bill, 4.069%, 7/24/2025	18.1%
United States Treasury Bill, 4.096%, 10/23/2025	15.3%
United States Treasury Note, 4.500%, 11/15/2033	5.1%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.375%, 5/15/2034	5.0%
NVIDIA Corp.	2.1%
Microsoft Corp.	2.0%
Apple, Inc.	1.8%
Asset Allocation
U.S. Treasury Bills	61.0%
Common Stocks	30.0%
U.S. Treasury Notes	20.1%
Short-Term Investments	0.0%
Liabilities in Excess of Other Assets	(11.1)%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 4.115%, 9/25/2025	25.2%
United States Treasury Bill, 4.069%, 7/24/2025	18.1%
United States Treasury Bill, 4.096%, 10/23/2025	15.3%
United States Treasury Note, 4.500%, 11/15/2033	5.1%
United States Treasury Note, 4.125%, 11/15/2032	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.375%, 5/15/2034	5.0%
NVIDIA Corp.	2.1%
Microsoft Corp.	2.0%
Apple, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.